SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Impairment of goodwill	$ 1,591,000	$ 7,274,000	$ 0